UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gratry International Growth Fund
(Institutional Class: GGIGX)

SEMI-ANNUAL REPORT
November 30, 2015

Gratry International Growth Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gratry International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.gratryfunds.com

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	BELGIUM – 5.2%
4,015	Anheuser-Busch InBev N.V. - ADR	$515,767
27,090	Euronav N.V.	348,919
		864,686
	CANADA – 7.0%
5,320	CGI Group, Inc.*	231,420
12,440	IMAX Corp.*	471,227
10,460	Magna International, Inc.	475,303
		1,177,950
	DENMARK – 3.0%
9,010	Novo Nordisk A/S - ADR	495,280

	GERMANY – 5.0%
3,095	Bayer A.G. - ADR	410,861
5,335	SAP S.E. - ADR	421,465
		832,326
	HONG KONG – 1.3%
17,030	CK Hutchison Holdings Ltd. - ADR	223,944

	INDIA – 2.5%
7,045	HDFC Bank Ltd. - ADR	409,455

	IRELAND – 12.0%
4,755	Accenture PLC - Class A	509,831
795	Allergan PLC*	249,543
8,140	ICON PLC*	605,046
1,610	Jazz Pharmaceuticals PLC*	236,010
5,328	Ryanair Holdings PLC - ADR	409,723
		2,010,153
	ISRAEL – 2.7%
5,070	Check Point Software Technologies Ltd.*	442,560

	JAPAN – 14.8%
73,550	iShares MSCI Japan - ETF	911,285
38,085	Mitsubishi UFJ Financial Group, Inc. - ADR	246,029
16,898	Sony Corp. - ADR	437,996
57,095	Sumitomo Mitsui Financial Group, Inc. - ADR	436,777
3,605	Toyota Motor Corp. - ADR	448,534
		2,480,621
	MEXICO – 2.6%
30,420	Cemex S.A.B. de C.V. - ADR*	191,646

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
9,015	Wal-Mart de Mexico S.A.B. de C.V. - ADR	$239,258
		430,904
	NETHERLANDS – 13.0%
7,950	Chicago Bridge & Iron Co. N.V.	339,863
36,235	ING Groep N.V. - ADR	497,869
20,580	Koninklijke Ahold N.V. - ADR	445,351
4,665	LyondellBasell Industries N.V. - Class A	447,000
4,795	NXP Semiconductor N.V.*	448,141
		2,178,224
	SINGAPORE – 2.8%
3,555	Avago Technologies Ltd.	463,750

	SWITZERLAND – 6.6%
5,950	Allied World Assurance Co. Holdings A.G.	216,104
4,885	Novartis A.G. - ADR	416,397
7,150	TE Connectivity Ltd.	479,694
		1,112,195
	UNITED KINGDOM – 15.3%
24,645	Barclays PLC - ADR	331,475
6,395	BP PLC - ADR	221,267
9,200	Carnival PLC - ADR	479,964
6,670	Delphi Automotive PLC	586,160
3,960	National Grid PLC - ADR	275,022
10,040	Prudential PLC - ADR	465,956
6,345	Rio Tinto PLC - ADR	209,893
		2,569,737
	UNITED STATES – 1.9%
4,180	Schlumberger Ltd.	322,487

	TOTAL COMMON STOCKS (Cost $16,119,586)	16,014,272

Principal Amount

	SHORT-TERM INVESTMENTS – 4.2%
$705,616	UMB Money Market Fiduciary, 0.01%[1]	705,616

	TOTAL SHORT-TERM INVESTMENTS (Cost $705,616)	705,616

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Value

TOTAL INVESTMENTS – 99.9% (Cost $16,825,202)	$16,719,888
Other Assets in Excess of Liabilities – 0.1%	21,328

TOTAL NET ASSETS – 100.0%	$16,741,216

ADR – American Depository Receipt
ETF – Exchange Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	17.3%
Financials	15.6%
Health Care	14.4%
Industrials	13.8%
Technology	12.0%
Consumer Staples	7.2%
Materials	5.1%
Energy	3.2%
Utilities	1.6%
Total Common Stocks	90.2%
Exchange - Traded Funds	5.5%
Short-Term Investments	4.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $16,825,202)	$16,719,888
Receivables:
Dividends and interest	39,580
Fund shares sold	2,428
Due from Advisor	4,206
Prepaid expenses	12,040
Total assets	16,778,142

Liabilities:
Payables:
Shareholder servicing fees (Note 8)	1,592
Auditing fees	8,749
Fund accounting fees	5,437
Fund administration fees	5,400
Transfer agent fees and expenses	5,178
Custody fees	3,484
Trustees' fees and expenses	1,562
Chief Compliance Officer fees	400
Due to Custodian	31
Accrued other expenses	5,093
Total liabilities	36,926

Net Assets	$16,741,216

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,846,823
Accumulated net investment income	243,337
Accumulated net realized loss on investments	(1,243,630)
Net unrealized depreciation on investments	(105,314)
Net Assets	$16,741,216

Institutional Class:
Shares of beneficial interest issued and outstanding	1,545,065
Net asset value per share	$10.84

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF OPERATIONS
For the Six Months ended November 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,621)	$318,620
Interest	53
Total investment income	318,673

Expenses:
Advisory fees	59,993
Fund administration fees	22,000
Fund accounting fees	17,914
Transfer agent fees and expenses	15,200
Auditing fees	8,749
Registration fees	8,703
Custody fees	8,301
Legal fees	8,050
Chief Compliance Officer fees	6,750
Shareholder servicing fees (Note 8)	6,564
Shareholder reporting fees	4,499
Miscellaneous	2,999
Trustees' fees and expenses	2,999
Insurance fees	600

Total expenses	173,321
Advisory fees waived	(59,993)
Other expenses absorbed	(10,515)
Net expenses	102,813
Net investment income	215,860

Realized and Unrealized Loss from Investments:
Net realized loss on investments	(621,348)
Net change in unrealized appreciation/depreciation on investments	(1,892,031)
Net realized and unrealized loss on investments	(2,513,379)

Net Decrease in Net Assets from Operations	$(2,297,519)

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2015 (Unaudited)	For the year Ended May 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$215,860	$51,477
Net realized loss on investments	(621,348)	(379,493)
Net change in unrealized appreciation/depreciation on investments	(1,892,031)	1,213,315
Net increase (decrease) in net assets resulting from operations	(2,297,519)	885,299

Distributions to Shareholders:
From net investment income	-	(104,279)
From net realized gain	-	(57)
Total distributions to shareholders	-	(104,336)

Capital Transactions:
Institutional Class:
Net proceeds from shares sold	4,194,084	8,283,526
Reinvestment of distributions	-	98,730
Cost of shares redeemed[1]	(2,310,822)	(3,741,248)
Net increase in net assets from capital transactions	1,883,262	4,641,008

Total increase (decrease) in net assets	(414,257)	5,421,971

Net Assets:
Beginning of period	17,155,473	11,733,502
End of period	$16,741,216	$17,155,473

Accumulated net investment income	$243,337	$27,887

Capital Share Transactions:
Institutional Class:
Shares sold	363,749	698,521
Shares reinvested	-	9,192
Shares redeemed	(209,260)	(327,909)
Net increase in capital share transactions	154,489	379,804

[1]	Net of redemption fees of $85 and $139, respectively.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Year Ended May 31, 2015		For the Period June 28, 2013* May 31, 2014
Net asset value, beginning of period	$12.34		$11.61		$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.05		0.19
Net realized and unrealized gain (loss) on investments	(1.64)		0.77		1.41
Total from investment operations	(1.50)		0.82		1.60

Less Distributions:
From net investment income	-		(0.09)		-
From net realized gain	-		-	[2]	-
Total distributions	-		(0.09)		-

Redemption fee proceeds [1]	-	[2]	-	[2]	0.01

Net asset value, end of period	$10.84		$12.34		$11.61

Total return [3]	(12.16%)	[4]	7.19%		16.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,741		$17,155		$11,734

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.02%	[5]	2.52%		5.24%	[5]
After fees waived and expenses absorbed	1.20%	[5]	1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.70%	[5]	(0.92%)		(2.22%)	[5]
After fees waived and expenses absorbed	2.52%	[5]	0.40%		1.82%	[5]
Portfolio turnover rate	38%	[4]	59%		51%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filled in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Gratry & Company, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until September 30, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended November 30, 2015, the Advisor waived all of its advisory fees and absorbed other expenses totaling $70,508. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2015, the amount of these potentially recoverable expenses was $429,152. The Advisor may recapture all or a portion of this amount no later than May 31 of the years stated below:

2017	$188,504
2018	170,140
2019	70,508

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended November 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC. provides Chief Compliance Officer (“CCO”) services to the Trust. Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,868,210

Gross unrealized appreciation	1,012,403
Gross unrealized depreciation	(1,160,725)
Net unrealized depreciation on investments	$(148,322)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

As of May 31, 2015 the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$27,887
Undistributed long-term gains	-
Tax accumulated earnings	27,887

Accumulated capital and other losses	$(582,454)
Net unrealized appreciation on investments	1,746,889
Total accumulated earnings	$1,192,322

The tax character of distributions paid during the fiscal year ended May 31, 2015 were as follows:

2015
Distributions paid from :
Ordinary income	$104,336
Net long-term capital gains	-
Total distributions paid	$104,336

Losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year. As of May 31, 2015, the Fund had $235,747 of post-October capital losses which are deferred until June 1, 2015 for tax purposes.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

As of May 31, 2015, the Fund had a short-term capital loss carryover of $346,707. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryover. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2015, the Fund received $85 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2015, purchases and sales of investments, excluding short-term investments, were $8,333,141 and $6,011,755, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of a distribution fee at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. Institutional Class shares are not subject to any distribution fees under the Plan.

For the six months ended November 30, 2015, there were no distribution fees incurred by the fund.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended November 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks	$15,102,987	$-	$-	$15,102,987
Exchange Traded Funds	911,285			911,285
Short-Term Investments	705,616	-	-	705,616
Total Investments	$16,719,888	$-	$-	$16,719,888

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2015 (Unaudited)

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Funds declared the payment of a distribution to be paid, on December 8, 2015, to shareholders of record on December 7, 2015 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Gratry International Growth Fund	Institutional Class Shares	0.00	0.00	0.15310

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Gratry & Company, LLC (the “Investment Advisor”) with respect to the Gratry International Growth Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the MSCI All Country ex USA World Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Foreign Large Growth fund universe (the “Performance Universe”) for the one-year period ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Foreign Large Growth fund universe (the “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median returns of the Foreign Large Growth Performance Universe and the Performance Peer Group, and the return of the MSCI All Country ex USA World Index.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fees (gross of fee waivers) were below the Fund’s Expense Peer Group and Foreign Large Growth Expense Universe medians, and the total expenses paid by the Fund (net of fee waivers) were slightly higher than the Fund’s Expense Peer Group median (by 0.11%) and 0.21% higher than the Expense Universe median. The Trustees noted, however, that the Fund was significantly smaller than the average asset sizes of funds in the Expense Peer Group and Expense Universe. The Trustees also noted that the advisory fee charged by the Investment Advisor is within the range of fees charged by the Investment Advisor to its other clients to manage accounts using the same strategies as the Fund, and that the Investment Advisor’s management of the Fund includes oversight of the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients.

Gratry International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the Fund’s operating expenses. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Gratry International Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Institutional Class	06/01/15	11/30/15	06/01/15 – 11/30/15
Actual Performance	$ 1,000.00	$ 878.40	$ 5.64
Hypothetical Performance	1,000.00	1,018.99	6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Gratry International Growth Fund
a series of Investment Managers Series Trust

Investment Advisor
Gratry & Company LLC
20600 Chagrin Blvd., Suite 320
Shaker Heights, Ohio 44122

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gratry International Growth Fund – Institutional Class	GGIGX	46141P 792

Privacy Principles of the Gratry International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gratry International Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Gratry International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 4GRATRY (855-447-2879)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/5/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/5/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/5/2016